UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21656

          BlackRock Global Energy and Resources Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Global Energy and Resources Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

Global Energy and Resource Trust (BGR)

Shares		Description	Value

		COMMON STOCKS—93.2%
		Australia—2.0%
369,000		BHP Billiton Ltd. (ADR)	$ 10,929,780
723,900		Santos Ltd.	5,910,852

		Total Australia	16,840,632

		Bermuda—3.4%
800,000	[1]	Aries Maritime Transport Ltd.	11,880,000
78,100	[1]	Nabors Industries Ltd.	5,111,645
606,000		Ship Finance International Ltd.	11,392,800

		Total Bermuda	28,384,445

		Brazil—0.4%
57,800		Petroleo Brasileiro SA (ADR)	3,038,546

		Canada—21.9%
451,400	[1]	Altagas Income Trust	9,849,464
723,500		ARC Energy Trust	13,119,136
459,200		Baytext Energy Trust	5,749,598
282,800	[1]	Bonavista Energy Trust	7,381,704
86,200	[1]	Canadian Natural Resources Ltd.	3,584,196
843,500		Esprit Energy Trust	9,082,100
646,900		Fairborne Energy Ltd.	6,849,188
215,417	[1]	Fairquest Energy Ltd.	1,361,786
450,300		Focus Energy Trust	8,448,061
105,700		Fording Canadian Coal Trust	10,756,032
372,040		Harvest Energy Trust	9,003,978
137,200		Husky Energy, Inc.	5,917,971
780,300		Keyera Facilities Income Fund	12,029,585
207,900		NAL Oil & Gas Trust	2,893,082
349,400		Paramount Energy Trust	5,426,466
129,700		Pembina Pipeline Income Fund	1,482,195
596,400		Penn West Energy Trust	15,080,876
377,000		Peyto Energy Trust	10,409,438
111,054		PrimeWest Energy Trust	3,152,823
744,800		Progress Energy Trust	8,554,006
299,800	[1]	Savanna Energy Services	5,404,446
241,200	[1]	Trican Well Service Ltd.	7,440,910
560,800		Trinidad Energy Services Income Trust	6,541,409
399,900		Vermilion Energy Trust	8,220,138
258,500		Zargon Energy Trust	6,114,850

		Total Canada	183,853,438

		Cayman Islands—0.3%
56,700		GlobalSantaFe Corp.	2,550,933

		China—0.6%
74,900		Yanzhou Coal Mining Co. Ltd.	4,935,910

		Denmark—0.7%
600		AP Moller—Maersk A/S	5,849,839

		France—1.0%
35,392		Technip SA	1,895,435
52,000		Total SA (ADR)	6,500,000

		Total France	8,395,435

		Italy—0.7%
382,500		Saipem	5,689,419

		Luxemborg—0.7%
139,900		Stolt-Nielsen SA (ADR)	4,767,792
82,400	[1]	Stolt Offshore SA	948,847

		Total Luxemborg	5,716,639

		Netherlands—0.7%
72,200		IHC Caland NV	5,280,154
30,000	[1]	Core Laboratories NV	966,000

		Total Netherlands	6,246,154

Global Energy and Resource Trust (BGR) (continued)

Shares		Description	Value

		Norway—1.8%
33,600		Norsk Hydro ASA	$ 3,183,303
553,400		Statoil ASA (ADR)	12,014,314

		Total Norway	15,197,617

		Spain—0.5%
136,200		Repsol YPF SA (ADR)	3,795,894

		United Kingdom—1.6%
730,273		BG Group PLC	6,042,875
48,055		BP Amoco PLC (ADR)	3,165,863
34,700		Rio Tinto PLC (ADR)	4,602,955

		Total United Kingdom	13,811,693

		United States—56.9%
91,500		AGL Resources, Inc.	3,518,175
84,800		Apache Corp.	5,800,320
221,600		Arch Coal, Inc.	12,613,472
217,900		Atmos Energy Corp.	6,353,964
110,400		Burlington Resources, Inc.	7,077,744
321,900		Chesapeake Energy Corp.	8,404,809
80,400		ConocoPhillips	5,032,236
292,000		Consol Energy, Inc.	19,669,120
92,600		Diamond Offshore Drilling, Inc.	5,283,756
69,000		Dominion Resources, Inc.	5,096,340
148,700		Enbridge Energy Partners LP	8,416,420
160,700		EnCana Corp.	6,644,945
546,900		Energy Transfer Partners LP	20,809,545
79,200		ENSCO International, Inc.	3,198,096
94,700		Entergy Corp.	7,380,918
860,200		Enterprise Products Partners LP	22,993,146
312,100		EOG Resources, Inc.	19,069,310
95,600		Exelon Corp.	5,116,512
144,600		Exxon Mobil Corp.	8,495,250
160,600		Keyspan Corp.	6,534,814
159,800		ITC Holdings Corp.	4,474,400
364,427	[1]	Kinder Morgan Management LLC	17,295,705
739,600		Magellan Midstream Partners LP	26,107,880
387,800		Massey Energy Co.	16,772,350
185,100	[1]	McDermott International, Inc.	4,385,019
150,458	[1]	National-Oilwell Varco, Inc.	7,876,476
273,000		National Resource Partners LP	17,676,750
148,700	[1]	Newfield Exploration Co.	6,318,263
89,400		Noble Corp.	6,005,892
85,800		Noble Energy, Inc.	7,079,358
76,600		Northern Border Partners LP	3,879,790
51,900		Occidental Petroleum Corp.	4,270,332
279,300		Oneok, Inc.	9,761,535
169,800		Patterson-UTI Energy, Inc.	5,574,534
233,300		Peabody Energy Corp.	15,337,142
304,700		Penn Virginia Resource Partner	15,783,460
268,500		PG&E Corp.	10,103,655
475,900		Plains All American Pipeline LP	22,395,854
39,600	[1]	Precision Drilling Corp.	1,665,576
73,000		Public Service Enterprise Group, Inc.	4,693,900
71,600		Questar Corp.	5,024,888
44,600		Schlumberger Ltd.	3,734,804
104,900		Suncor Energy, Inc.	5,129,610
123,300		Talisman Energy, Inc.	5,383,278
440,300		TEPPCO Partners LP	18,452,973
238,800	[1]	Transocean, Inc.	13,475,484
237,300		Valero LP	14,256,984
123,600	[1]	Weatherford International Ltd.	7,821,408
240,100		Williams Cos., Inc.	5,099,724
94,580	[1]	XTO Energy, Inc.	3,318,813

		Total United States	476,664,729

Global Energy and Resource Trust (BGR) (continued)

Shares	Description	Value

	Total Common Stocks (cost $663,999,551)	$780,971,323

	SHORT-TERM INVESTMENTS—8.3%
	Money Market Fund—0.0%
4,653	Fidelity Institutional Money Market Prime Portfolio	4,653

Principal
Amount
(000)

	U.S. Treasury Obligations—8.3%
$ 34,900	U.S. Treasury Bill, zero coupon, 8/04/05	34,891,450
34,300	U.S. Treasury Bill, zero coupon, 8/11/05	34,271,886

	Total U.S. Treasury Obligations	69,163,336

	Total Short-Term Investments (cost $69,167,989)	69,167,989

	Total investments before outstanding options written (cost $733,167,5402)	850,139,312

Contracts

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(350)	Alpha Natural Resources, Inc., strike price $22.50, expires 8/20/05	(3,500)
(250)	Apache Corp., strike price $65, expires 8/20/05	(16,250)
(325)	Arch Coal, Inc., strike price $50, expires 8/20/05	(4,875)
(60,000)	BHP Billiton Ltd., strike price $27, expires 8/16/05	(22,094)
(60,000)	BHP Billiton Ltd., strike price $30.50, expires 8/16/05	(51,520)
(200)	Burlington Resources, Inc., strike price $60, expires 8/20/05	(8,000)
(265)	ConocoPhillips, strike price $57.50, expires 8/20/05	(11,925)
(250)	CONSOL Energy, Inc., strike price $55, expires 8/20/05	(1,875)
(200)	CONSOL Energy, Inc., strike price $60, expires 8/20/05	(5,500)
(100)	Diamond Offshore Drilling, Inc., strike price $50, expires 8/20/05	(1,500)
(280)	EnCana Corp., strike price $40, expires 8/20/05	(15,400)
(100)	EOG Resources, Inc., strike price $55, expires 8/20/05	(3,000)
(355)	Exelon Corp., strike price $50, expires 8/20/05	(7,100)
(250)	Fording Canadian Coal Trust, strike price $95, expires 9/17/05	(36,875)
(500)	GlobalSantaFe Corp., strike price $42.50, expires 8/20/05	(47,500)
(500)	McDermott International, Inc., strike price $22.50, expires 9/17/05	(33,750)
(125)	Massey Energy Co., strike price $40, expires 8/20/05	(5,625)
(185)	Nabors Industries Ltd., strike price $60, expires 8/20/05	(3,700)
(300)	Noble Energy, Inc., strike price $75, expires 8/20/05	(5,250)
(210)	Patterson-UTI Energy, Inc., strike price $27.50, expires 8/20/05	(3,150)
(250)	Patterson-UTI Energy, Inc., strike price $30, expires 8/20/05	(5,000)
(134)	Peabody Energy Corp., strike price $50, expires 8/20/05	(670)
(100)	Precision Drilling Corp., strike price $40, expires 8/20/05	(3,250)
(500)	Stolt Offshore SA, strike price $10, expires 9/17/05	(18,750)
(900)	Talisman Energy, Inc., strike price $40, expires 8/20/05	(20,250)
(160)	Weatherford International Ltd., strike price $60, expires 8/20/05	(4,800)

	Total Outstanding Put Options Written (premium received $522,280)	(341,109)

	OUTSTANDING CALL OPTIONS WRITTEN—(0.4)%
(135)	Arch Coal, Inc., strike price $55, expires 8/20/05	(39,150)
(250)	Arch Coal, Inc., strike price $60, expires 8/20/05	(15,625)
(275)	Apache Corp., strike price $75, expires 8/20/05	(7,563)
(30,000)	Entergy Corp., strike price $76, expires 8/19/05	(58,908)
(42,500)	Newfield Exploration Co., strike price $42, expires 8/19/05	(64,762)
(100,000)	Statoil ASA (ADR), strike price $21.50, expires 8/20/05	(78,290)
(800)	BHP Billiton Ltd., strike price $30, expires 8/20/05	(52,000)
(200)	Burlington Resources, Inc., strike price $60, expires 8/20/05	(102,000)
(200)	Burlington Resources, Inc., strike price $65, expires 9/17/05	(51,000)
(750)	Peabody Energy Corp., strike price $60, expires 8/20/05	(502,500)
(200)	CONSOL Energy, Inc., strike price $55, expires 8/20/05	(250,000)
(150)	CONSOL Energy, Inc., strike price $65, expires 8/20/05	(53,250)
(400)	CONSOL Energy, Inc., strike price $70, expires 9/17/05	(88,000)
(200)	ConocoPhillips, strike price $62.50, expires 8/20/05	(30,000)
(225)	Dominion Resources, Inc., strike price $75, expires 10/22/05	(42,188)

Global Energy and Resource Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(continued)
(225)	Dominion Resources, Inc., strike price $75, expires 8/20/05	$ (25,875)
(250)	Diamond Offshore Drilling, Inc., strike price $55, expires 8/20/05	(77,500)
(300)	EnCana Corp., strike price $45, expires 8/20/05	(9,000)
(300)	EOG Resources, Inc., strike price $60, expires 8/20/05	(76,500)
(100)	Ensco International, Inc., strike price $40, expires 8/20/05	(17,000)
(320)	Exelon Corp., strike price $55, expires 10/22/05	(40,000)
(250)	Exelon Corp., strike price $55, expires 9/17/05	(16,250)
(350)	Fording Canadian Coal Trust, strike price $100, expires 8/20/05	(157,500)
(250)	Fording Canadian Coal Trust, strike price $110, expires 9/17/05	(36,250)
(500)	GlobalSantaFe Corp., strike price $47.50, expires 9/17/05	(47,500)
(270)	McDermott International, Inc., strike price $25, expires 8/20/05	(7,425)
(250)	McDermott International, Inc., strike price $22.50, expires 8/20/05	(36,875)
(500)	McDermott International, Inc., strike price $25, expires 9/17/05	(35,000)
(250)	Massey Energy Co., strike price $40, expires 8/20/05	(102,500)
(500)	Massey Energy Co., strike price $45, expires 8/20/05	(40,000)
(500)	Massey Energy Co., strike price $45, expires 9/17/05	(77,500)
(160)	Noble Energy, Inc., strike price $80, expires 8/20/05	(56,000)
(140)	Nabors Industries Ltd., strike price $65, expires 8/20/05	(29,400)
(185)	Nabors Industries Ltd., strike price $70, expires 9/17/05	(22,663)
(175)	Noble Corp., strike price $65, expires 8/20/05	(54,250)
(280)	National Oilwell Varco, Inc., strike price $50, expires 8/20/05	(92,400)
(250)	Patterson-UTI Energy, Inc., strike price $30, expires 8/20/05	(72,500)
(250)	Patterson-UTI Energy, Inc., strike price $32.50, expires 8/20/05	(28,750)
(250)	Patterson-UTI Energy, Inc., strike price $32.50, expires 9/17/05	(46,250)
(160)	Occidental Petroleum Corp., strike price $85, expires 8/20/05	(16,000)
(135)	Petroleo Brasileiro, strike price $55, expires 9/17/05	(19,575)
(550)	Transocean, Inc., strike price $60, expires 8/20/05	(38,500)
(225)	Schlumberger Ltd., strike price $80, expires 8/20/05	(102,374)
(200)	Suncor Energy, Inc., strike price $50, expires 8/20/05	(23,000)
(600)	Talisman Energy, Inc., strike price $45, expires 9/17/05	(108,000)
(200)	Total SA, strike price $120, expires 8/20/05	(119,000)
(334)	Transocean, Inc., strike price $55, expires 8/20/05	(96,860)
(460)	Weatherford International Ltd., strike price $60, expires 8/20/05	(174,800)
(160)	Weatherford International Ltd., strike price $65, expires 9/17/05	(27,200)
(1,200)	Exxon Mobil Corp., strike price $60, expires 8/20/05	(78,000)
(700)	XTO Energy, Inc., strike price $33.75, expires 8/20/05	(179,217)

	Total Outstanding Call Options Written (premium received $1,901,864)	(3,622,650)

	Total Investments, net of outstanding options written—101.0%	$846,175,553
	Liabilities in excess of other assets—(1.0%)	(8,468,868)

	Net Assets—100%	$837,706,685

[1]	Non-incoming producing security.
[2]	Cost for Federal income tax purposes is $735,661,764. The net unrealized appreciation on a tax basis is $114,477,548, consisting of $118,023,803 gross unrealized appreciation and $3,546,255 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR     —     American Depository Receipt

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Global Energy and Resources Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005